Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 27,889	$ 179,032
Prepaid expenses	11,990	26,211
Inventory	0	8,475
Total current assets	39,879	213,718
Fixed assets, net of accumulated depreciation	1,473	4,420
Other assets:
License fees, net of amortization	0	0
Patents and intellectual property	0	35,482
Deposits	644	644
Total other assets	644	36,126
Total assets	41,996	254,264
Current liabilities:
Accounts payable and accrued expenses	1,137,086	1,182,112
Related party accounts payable	109,718	102,647
Accrued interest payable	114,755	229,246
Payroll liabilities payable	499,502	298,900
Convertible notes payable, net	544,508	1,788,384
Derivative liability	324,532	4,235,016
Related party promissory note	332,195	1,280,450
Liability for lack of authorized shares	0	852,091
Total current liabilities	3,062,296	9,968,846
Total liabilities	3,062,296	9,968,846
Commitments and contingencies
MEZZANINE EQUITY
Preferred stock, $.001 par value, 20,000,000 shares of authorized Series A preferred stock, $.001 par value, 2,5005,000 ,000 Series A shares authorized; 3,773,592 and 1,627,000 - shares issued and outstanding, respectively	14,144,571	4,617,052
Total mezzanine equity	14,144,571	4,617,052
Stockholders’ equity (deficit):
Common stock, $.001 par value; 2,000,000,000 shares authorized; 31,743,797 and 19,969,341 shares issued and outstanding, respectively	31,744	19,969
Paid in capital	40,672,825	33,662,942
Accumulated deficit	(57,869,440)	(48,014,545)
Total stockholders’ equity (deficit)	(17,164,871)	(14,331,634)
Total liabilities and stockholders’ equity (deficit)	$ 41,996	$ 254,264